2. REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Framework
Schedule of generating units in operation

The Company’s generating units are detailed below, directly and through its subsidiaries and joint businesses:

In operation:

Generator	Generating unit	Tecnology	Power	Applicable regime (1)

CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1,281/06
CTG	GUEMTV11	TV	≤100 MW	SE Resolutions No. 31/20
CTG	GUEMTV12	TV	≤100 MW	SE Resolutions No. 31/20
CTG	GUEMTV13	TV	>100 MW	SE Resolutions No. 31/20
Piquirenda	PIQIDI 01-10	MG	30 MW	SE Resolution No. 220/07
CPB	BBLATV29	TV	>100 MW	SE Resolutions No. 31/20
CPB	BBLATV30	TV	>100 MW	SE Resolutions No. 31/20
CT Ing. White	BBLMD01-06	MG	100 MW	SEE Resolution No. 21/16
CTLL	LDLATG01	TG	>50 MW	SE Resolutions No. 31/20
CTLL	LDLATG02	TG	>50 MW	SE Resolutions No. 31/20
CTLL	LDLATG03	TG	>50 MW	SE Resolutions No. 31/20
CTLL	LDLATV01	TV	180 MW	SE Resolution No. 220/07 (1)
CTLL	LDLATG04	TG	105 MW	SEE Res. 220/07 (75%)
CTLL	LDLATG05	TG	105 MW	SEE Resolution No. 21/16
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	SE Resolutions No. 31/20
CTGEBA	GEBATG03	TG	169 MW	Energy Plus Res. No. 1.281/06
CTGEBA	GEBATG03/TG04/TV02	CC	400 MW	SE Resolutions No. 287/17
Ecoenergía	CERITV01	TV	Renewable ≤ 50	Energy Plus Res. N° 1,281/06 (1)
CT Parque Pilar	PILBD01-06	MG	100 MW	SEE Resolution No. 21/16 (1)
CTB	EBARTG01 - TG02	TG	HI – Small 50<P≤120	SE Resolution No. 220/07 (1)
HIDISA	AGUA DEL TORO	HI	HI – Small 50<P≤120	SE Resolutions No. 31/20
HIDISA	EL TIGRE	HI	HI – Small 50<P≤120	SE Resolutions No. 31/20
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	SE Resolutions No. 31/20
HINISA	NIHUIL I - II - III	HI	HI – Chica 50<P≤120	SE Resolutions No. 31/20
HPPL	PPLEHI	HI	HI – Media 120<P≤300	SE Resolutions No. 31/20
P.E. M. Cebreiro	CORTEO	Eólica	100 MW	Renovar
PEPE II	PAMEEO	Eólica	53 MW	SEE Resolution No. 281/17
PEPE III	BAHIEO	Eólica	53 MW	SEE Resolution No. 281/17

(1) Uncommitted power and energy under the sales contracts are remunerated according to Resolution No. 31/20.

Schedule of generating units in construction
In construction:

Generator	Tecnology	Capacity	Applicable regime

CTLL	MG	15 MW	SE Resolutions No. 31/20
CTB	CC	280 MW	SE Resolution No. 220/07

Schedule of minimum remuneration to thermal generators

The minimum remuneration for generators with no availability commitments includes the following scales and prices:

Technology / Scale	SEE No. 19/17 (US$ / MW-month)	SRRYME No. 1/19 (US$ / MW-month)	SE No. 31/20 (AR$ / MW-month)
Large CC Capacity > 150 MW	3,050	3,050	100,650
Large ST Capacity > 100 MW	4,350	4,350	143,550
Small ST Capacity > 100 MW	5,700	5,200	171,600
Large GT Capacity > 50 MW	3,550	3,550	117,150

Schedule of remuneration for thermal generators with guaranteed power capacity

The remuneration for guaranteed power capacity to generators with availability commitments is:

Period	SEE No. 19/17 (US$ / MW-month)	SRRYME No. 1/19 (US$ / MW-month)	SE No. 31/20 (AR$ / MW-month)
Summer – Winter	7,000	7,000	360,000
Fall - Spring	7,000	5,500	270,000

Schedule of additional remuneration to thermal generators

However, the SE Resolution No. 31/20 established an additional remuneration for the hours of maximum thermal requirement of the month (hmrt), which corresponds to the 50 hours with the largest dispatch of thermal generation of each month divided into two blocks of 25 hours each, applying the following prices to the average generated power:

Period	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	45,000	22,500
Fall - Spring	7,500	-

Schedule of base and additional remunerations to hydroelectric generators

The base and the additional remunerations included the following scales and prices:

Technology / Scale	Base (US$ / MW-month)	Additional (US$ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	3,000	1,000
Small HI Capacity > 50 ≤ 120 MW	4,500	1,000
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,000	500
Renewable HI Capacity ≤ 50 MW	8,000	1,000

Schedule of hydroelectric generators by technology and scales values

The following are the power by technology and scale values set under SE Resolution No. 31/20:

Technology / Scale	SE No. 31/20 (AR$ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	132,000
Small HI Capacity > 50 ≤ 120 MW	181,500
Medium Pumped HI Capacity > 120 ≤ 300 MW	132,000
Renewable HI Capacity ≤ 50 MW	297,000
Period	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	39,000	19,500
Fall - Spring	6,500	-